Warrant liabilities (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 26, 2025	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2026
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant liability fair value disclosure	$ 100,000		$ 125,000
Fair value adjustment of warrants			$ 25,000
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 1.25
Warrants repurchased		$ 125,000
Securities Purchase Agreements [Member] | Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants to purchase ordinary shares	100,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of warrant	$ 100,000